Segment reporting - Disclosure of selected financial information by segment (Details) - EUR (€) € in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 16, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Net revenues			€ (149,419)	€ (47,656)	[1]	€ (58,993)	[1]
FCA net revenues	€ 2,704			86,676
Pro forma adjustment			(4)	(450)
Pro Forma Net Revenues			152,119	133,882		58,993
Profit from continuing operations			13,218	2,338	[1]	2,921	[1]
Income tax expense			1,911	504	[1]	548	[1]
Net financial expenses			734	94	[1]	124	[1]
Share of the profit/(loss) of equity method investees			(737)	74	[1]	62	[1]
Operating income			15,126	3,010	[1]	3,655	[1]
FCA operating income	77			2,165
Add: Pro forma adjustments			96	2,261
Restructuring costs and other costs, net of reversals			873	490		1,337
Change in estimates of non-contractual warranties			732
Reversal of inventory fair value adjustment in purchase accounting			522
Impairment loss (reversal of impairment loss) recognised in profit or loss			309	202		283
Brazilian indirect tax - reversal of liability/recognition of credits			(253)
Other			529	125		(58)
Impairment expense and supplier obligations				1,129
Pro Forma Operating income			15,299	7,436
U.S. Diesel Emission Matters, charge recognized		€ 200	266	222				€ 748
Loss/(gain) on disposal of investments				(178)		(120)
Total adjustments	11		2,712	1,788		1,442
Pro Forma Adjusted Operating income			18,011	9,224
Adjusted Operating income			17,827			5,097
Brazilian Tax Jurisdiction
Disclosure of operating segments [line items]
Other receivables recognised in Income Statement			113
Brazilian Tax Jurisdiction | Net revenues
Disclosure of operating segments [line items]
Other receivables recognised in Income Statement			87
Brazilian Tax Jurisdiction | PSA
Disclosure of operating segments [line items]
Reversal of provision for indirect tax liabilities			166
North America
Disclosure of operating segments [line items]
Net revenues			(67,706)	(122)		(140)
Pro Forma Net Revenues			69,736	60,633		140
South America
Disclosure of operating segments [line items]
Net revenues			(10,474)	(1,153)		(1,746)
Pro Forma Net Revenues			10,681	6,252		1,746
Impairment loss (reversal of impairment loss) recognised in profit or loss				15		80
Enlarged Europe
Disclosure of operating segments [line items]
Net revenues			(58,602)	(42,383)		(53,510)
Pro Forma Net Revenues			59,060	56,480		53,510
Impairment loss (reversal of impairment loss) recognised in profit or loss				53
Middle East & Africa
Disclosure of operating segments [line items]
Net revenues			(5,165)	(3,055)		(2,582)
Pro Forma Net Revenues			5,201	4,756		2,582
China and India & Asia Pacific
Disclosure of operating segments [line items]
Net revenues			(3,924)	(864)		(958)
Pro Forma Net Revenues			3,980	3,200		958
Impairment loss (reversal of impairment loss) recognised in profit or loss				135		204
Maserati
Disclosure of operating segments [line items]
Net revenues			(2,002)	0		0
Pro Forma Net Revenues			2,021	1,375		0
Other activities
Disclosure of operating segments [line items]
Net revenues			(1,546)	(79)		(57)
Pro Forma Net Revenues			2,728	2,489		241
Operating segments | North America
Disclosure of operating segments [line items]
Net revenues			(67,715)	(122)		(140)
FCA net revenues	2,015			60,307
Pro forma adjustment			3	189
Pro Forma Net Revenues			69,724	60,618
Share of the profit/(loss) of equity method investees			14	0		0
Restructuring costs and other costs, net of reversals			(4)	32		0
Change in estimates of non-contractual warranties			2
Reversal of inventory fair value adjustment in purchase accounting			401
Impairment loss (reversal of impairment loss) recognised in profit or loss			58			0
Brazilian indirect tax - reversal of liability/recognition of credits			0
Other			228	10		0
Impairment expense and supplier obligations				154
U.S. Diesel Emission Matters, charge recognized				0
Loss/(gain) on disposal of investments				0		0
Total adjustments	0		685	196		0
Pro Forma Adjusted Operating income			11,356	6,123
Adjusted Operating income			11,103			8
Operating segments | South America
Disclosure of operating segments [line items]
Net revenues			(10,496)	(1,153)		(1,746)
FCA net revenues	189			5,236
Pro forma adjustment			0	(134)
Pro Forma Net Revenues			10,663	6,255
Share of the profit/(loss) of equity method investees			0	0		0
Restructuring costs and other costs, net of reversals			54	27		31
Change in estimates of non-contractual warranties			68
Reversal of inventory fair value adjustment in purchase accounting			13
Impairment loss (reversal of impairment loss) recognised in profit or loss			6			80
Brazilian indirect tax - reversal of liability/recognition of credits			(253)
Other			41	(2)		0
Impairment expense and supplier obligations				176
U.S. Diesel Emission Matters, charge recognized				0
Loss/(gain) on disposal of investments				0		0
Total adjustments	0		(71)	201		111
Pro Forma Adjusted Operating income			882	156
Adjusted Operating income			873			(102)
Operating segments | Enlarged Europe
Disclosure of operating segments [line items]
Net revenues			(58,728)	(42,383)		(53,510)
FCA net revenues	335			14,497
Pro forma adjustment			(7)	(490)
Pro Forma Net Revenues			58,930	56,390
Share of the profit/(loss) of equity method investees			46	3		15
Restructuring costs and other costs, net of reversals			781	414		1,303
Change in estimates of non-contractual warranties			581
Reversal of inventory fair value adjustment in purchase accounting			89
Impairment loss (reversal of impairment loss) recognised in profit or loss			233			5
Brazilian indirect tax - reversal of liability/recognition of credits			0
Other			(17)	(199)		(65)
Impairment expense and supplier obligations				319
U.S. Diesel Emission Matters, charge recognized				0
Loss/(gain) on disposal of investments				10		(120)
Total adjustments	0		1,667	544		1,123
Pro Forma Adjusted Operating income			5,370	3,059
Adjusted Operating income			5,419			5,076
Operating segments | Middle East & Africa
Disclosure of operating segments [line items]
Net revenues			(5,165)	(3,055)		(2,582)
FCA net revenues	36			1,680
Pro forma adjustment			0	0
Pro Forma Net Revenues			5,201	4,735
Share of the profit/(loss) of equity method investees			(118)	(1)		5
Restructuring costs and other costs, net of reversals			2	0		0
Change in estimates of non-contractual warranties			57
Reversal of inventory fair value adjustment in purchase accounting			0
Impairment loss (reversal of impairment loss) recognised in profit or loss			6			(6)
Brazilian indirect tax - reversal of liability/recognition of credits			0
Other			(6)	(4)		0
Impairment expense and supplier obligations				(1)
U.S. Diesel Emission Matters, charge recognized				0
Loss/(gain) on disposal of investments				0		0
Total adjustments	0		59	(5)		(6)
Pro Forma Adjusted Operating income			545	300
Adjusted Operating income			554			265
Operating segments | China and India & Asia Pacific
Disclosure of operating segments [line items]
Net revenues			(3,927)	(864)		(958)
FCA net revenues	51			2,267
Pro forma adjustment			0	15
Pro Forma Net Revenues			3,975	3,146
Share of the profit/(loss) of equity method investees			7	446		437
Restructuring costs and other costs, net of reversals			0	0		0
Change in estimates of non-contractual warranties			13
Reversal of inventory fair value adjustment in purchase accounting			19
Impairment loss (reversal of impairment loss) recognised in profit or loss			0			204
Brazilian indirect tax - reversal of liability/recognition of credits			0
Other			7	0		(1)
Impairment expense and supplier obligations				135
U.S. Diesel Emission Matters, charge recognized				0
Loss/(gain) on disposal of investments				(204)		0
Total adjustments	0		39	(69)		203
Pro Forma Adjusted Operating income			442	231
Adjusted Operating income			444			46
Operating segments | Maserati
Disclosure of operating segments [line items]
Net revenues			(2,003)	0		0
FCA net revenues	18			1,376
Pro forma adjustment			0	(3)
Pro Forma Net Revenues			2,020	1,373
Share of the profit/(loss) of equity method investees			0	0		0
Restructuring costs and other costs, net of reversals			1	3		0
Change in estimates of non-contractual warranties			11
Reversal of inventory fair value adjustment in purchase accounting			0
Impairment loss (reversal of impairment loss) recognised in profit or loss			6			0
Brazilian indirect tax - reversal of liability/recognition of credits			0
Other			2	4		0
Impairment expense and supplier obligations				297
U.S. Diesel Emission Matters, charge recognized				0
Loss/(gain) on disposal of investments				0		0
Total adjustments	0		20	304		0
Pro Forma Adjusted Operating income			103	(91)
Adjusted Operating income			116			0
Operating segments | Other activities
Disclosure of operating segments [line items]
Net revenues			(2,768)	(79)		(56)
FCA net revenues	60			1,313
Pro forma adjustment			0	(27)
Pro Forma Net Revenues			1,606	1,365
Share of the profit/(loss) of equity method investees			(686)	(374)		(395)
Restructuring costs and other costs, net of reversals			39	14		3
Change in estimates of non-contractual warranties			0
Reversal of inventory fair value adjustment in purchase accounting			0
Impairment loss (reversal of impairment loss) recognised in profit or loss			0			0
Brazilian indirect tax - reversal of liability/recognition of credits			0
Other			140	141		8
Impairment expense and supplier obligations				5
U.S. Diesel Emission Matters, charge recognized				0
Loss/(gain) on disposal of investments				16		0
Total adjustments	0		179	176		11
Pro Forma Adjusted Operating income			(718)	(487)
Adjusted Operating income			(713)			(196)
Unallocated items & eliminations
Disclosure of operating segments [line items]
Pro Forma Net Revenues			1,288	1,303		184
Share of the profit/(loss) of equity method investees			0	0		0
Restructuring costs and other costs, net of reversals			0	0		0
Change in estimates of non-contractual warranties			0
Reversal of inventory fair value adjustment in purchase accounting			0
Impairment loss (reversal of impairment loss) recognised in profit or loss			0			0
Brazilian indirect tax - reversal of liability/recognition of credits			0
Other			134	175		0
Impairment expense and supplier obligations				44
U.S. Diesel Emission Matters, charge recognized				222
Loss/(gain) on disposal of investments				0		0
Total adjustments	€ 0		134	441		0
Pro Forma Adjusted Operating income			31	(67)
Adjusted Operating income			31			0
Unallocated amounts
Disclosure of operating segments [line items]
Net revenues			1,383			1
Pro Forma Net Revenues				0
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Net revenues			1,383			(185)
Pro Forma Net Revenues			1,288	1,303
Elimination of intersegment amounts | North America
Disclosure of operating segments [line items]
Net revenues			(9)			0
Pro Forma Net Revenues			(12)	(15)
Elimination of intersegment amounts | South America
Disclosure of operating segments [line items]
Net revenues			(22)			0
Pro Forma Net Revenues			(18)	3
Elimination of intersegment amounts | Enlarged Europe
Disclosure of operating segments [line items]
Net revenues			(126)			0
Pro Forma Net Revenues			(130)	(90)
Elimination of intersegment amounts | Middle East & Africa
Disclosure of operating segments [line items]
Net revenues			0			0
Pro Forma Net Revenues			0	(21)
Elimination of intersegment amounts | China and India & Asia Pacific
Disclosure of operating segments [line items]
Net revenues			(3)			0
Pro Forma Net Revenues			(5)	(54)
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Net revenues			(1)			0
Pro Forma Net Revenues			(1)	(2)
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Net revenues			(1,222)			€ 185
Pro Forma Net Revenues			€ (1,122)	€ (1,124)

[1]	Refer to Note 3, Scope of consolidation